Federal Funds Purchased and Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Federal Funds Purchased and Repurchase Agreements [Abstract]
FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

NOTE 7 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

Federal funds purchased and repurchase agreements represent borrowings of a short duration, usually less than 30 days. For repurchase agreements, the securities underlying the agreements remained under the Bank’s control.

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2012	2011	2012	2011
Balance at end of year	$16,766,590	$14,013,506	$2,000,000	$-

Average balance during the year	17,361,715	14,614,114	49,180	76,851

Maximum month-end balance	19,653,770	16,912,195	2,000,000	-

Weighted-average rate during the year	.70%	.74%	.54%	1.01%

Rate at December 31.71%		.68%	.20%	-